GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2019, 2018 and 2017 are shown below.

(Dollars in thousands)	2019	2018	2017
Balance at beginning of year	$880,251	$204,084	$204,084
Goodwill resulting from business combinations	57,520	676,167	0
Balance at end of year	$937,771	$880,251	$204,084

Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of other intangible assets at December 31, 2019 and December 31, 2018 were as follows:

(Dollars in thousands)	December 31, 2019		December 31, 2018
Amortized intangible assets
Core deposit intangibles	$51,031	$(21,149)	$54,357	$(16,500)
Customer list	39,420	(1,195)	0	0
Other	10,093	(1,999)	3,763	(815)
Total	$100,544	$(24,343)	$58,120	$(17,315)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2020	$11,670
2021	10,263
2022	7,718
2023	6,739
2024	6,670